UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2001

Institutional Investment Manager Filing this Report:

Name:	RS Value Group LLC
Address:	388 Market Street, Ste. 1700
	San Francisco, CA  94111

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	George Randall Hecht
Title:	CEO
Phone:	(415) 591-2700
Signature, Place, and Date of Signing:

	G. Randall Hecht	San Francisco, CA		December 31, 2001

Report Type:

[X]	13F HOLDINGS REPORT

[  ]	13F NOTICE

[  ]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:  NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	None

Form 13F Information Table Entry Total:	54

Form 13F Information Table Value Total:	73,850

ISSUER          	  CLASS   CUSIP           VALUE          SHS        INVEST   VOTG
                                     	  (X1000)                   DISCRET  AUTH
A.D.A.M.            Com     00547m101            166           55,400    sole  sole
Abgenix             Com     00339B107          3,240           96,300    sole  sole
Accrue Software     Com     00437w102            406          676,800    sole  sole
Adv Switching Comm  Com     00757V106            126          112,400    sole  sole
Aegis Comm          Com     00760b105            321        1,603,100    sole  sole
Blue Rhino          Com     095811105          5,189          864,800    sole  sole
Butler Intl         Com     12364105              60           20,600    sole  sole
Carrier One         Com     144500303             51          256,900    sole  sole
China Yuchai        Com     g21082105            380          395,501    sole  sole
Conductus           Com     206784100            797          292,000    sole  sole
Cuisine Solutions   Com     229904107            185          217,970    sole  sole
Datum               Com     238208102            410           29,600    sole  sole
Digital Courier TechCom     253838106             29          421,200    sole  sole
Ditech Comm         Com     25500M103            885          147,000    sole  sole
E-Loan              Com     26861P107          1,230          668,600    sole  sole
Eloquent            Com     290140102            102          162,600    sole  sole
Esperion Thera      Com     29664r106          1,288          175,200    sole  sole
Essential Thera     Com     29669A108            610          141,900    sole  sole
Exact Sciences      Com     30063p105          1,616          157,500    sole  sole
Fresh Del Monte     Ord     g36738105          6,402          425,400    sole  sole
Gartner             Com     366651107          1,754          150,000    sole  sole
GenStar Thera       Com     37248d105            466          188,600    sole  sole
Genomica            Com     37243q101            769          168,700    sole  sole
Illumina            Com     452327109            862           73,300    sole  sole
Interlinq Software  Com     458753100            235          127,650    sole  sole
Ivanhoe Energy      Com     465790103         13,457        5,965,742    sole  sole
Juno Lightning      Com     482047206          2,301          243,500    sole  sole
Level 3 Comm        Com     52729n100          1,177          235,300    sole  sole
MPSI Systems        Com     553412206             45          225,838    sole  sole
Metromedia          Com     591695101            601          741,850    sole  sole
Netro               Com     64114R109          1,296          353,000    sole  sole
Netsolve            Com     64115j106          1,575          150,000    sole  sole
Opta Food           Com     68381n105            381          373,500    sole  sole
PYR Energy          Com     693677106          1,510          762,500    sole  sole
Persistence SoftwareCom     715329108            650          524,000    sole  sole
Pharmacopeia        Com     71713B104          1,695          122,000    sole  sole
Selectica           Com     816288104          1,514          250,300    sole  sole
Sentex Sensing Tech Com     817268105             25          815,960    sole  sole
Sina.com            Ord     G81477104            755          477,816    sole  sole
Sirius Satellite    Com     82966u103          3,208          275,800    sole  sole
Sonus               Com     835691106          1,104          994,300    sole  sole
Stamps.com          Com     852857101          1,969          550,000    sole  sole
Syntroleum          Com     871630109            569           80,200    sole  sole
Gymboree            Com     403777105          2,657          222,700    sole  sole
Tularik Inc         Com     899165104          2,705          112,600    sole  sole
U.S. Global InvestorCl A    902952100            404          384,459    sole  sole
Universal Access GloCom     91336M105          2,230          475,400    sole  sole
V-One               Com     918278102            222          155,042    sole  sole
ValueClick          Com     92046n102            801          280,100    sole  sole
Vignette            Com     926734104            620          115,500    sole  sole
Vsource             Com     92908B105             23          134,342    sole  sole
Wireless Facilities Com     97653A103            673          100,000    sole  sole
WorldPort Comm      Com     98155j105            712        1,736,800    sole  sole
Argonaut Tech       Com     040175101          1,395          332,173    sole  sole